General Information (Details 2)	1 Months Ended											12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	May 31, 2023	Apr. 30, 2023	Oct. 25, 2022	Jul. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Jul. 31, 2021	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Emergência Participações
Disclosure of detailed information about business combination [line items]
Ownership held by Group										70.00%
Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group		70.00%										70.00%
Emergncia Participaes S.A. | Ambipar Emergency Response [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												100.00%	100.00%
Ambipar Response S.A. [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												100.00%	100.00%
Ambipar Insurance - Correta de Seguros Ltda [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												100.00%	100.00%
Ambipa Response Chile SpA [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Chile
Ownership held by Group												100.00%	100.00%
Ambipar Response Chile S.A. [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Chile
Ownership held by Group												100.00%	100.00%
Ambipar Peru SAC [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Peru
Ownership held by Group												99.78%	99.78%
Ownership held by NCI												0.22%	0.22%
Ambipar Response Training S.A. | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Chile
Ownership held by Group												99.99%	99.99%
Ownership held by NCI												0.01%	0.01%
Ambipar Response Mineros e Integrales S.A. [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Chile
Ownership held by Group												99.90%	99.90%
Ownership held by NCI												0.10%	0.10%
Ambipar Uruguay S.A. [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Uruguai
Ownership held by Group												100.00%	100.00%
Ambipar Colombia S.A.S [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Colombia
Ownership held by Group												100.00%	100.00%
Ambipar Response Colombia S.A.S [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Colombia
Ownership held by Group												100.00%	100.00%
Ambipar Response Mexico S. de R.L. de C.V. [Member] | Ambipar Response Chile Spa e S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												México
Ownership held by Group				50.00%								100.00%
Ambipar Holding USA, INC | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												United States of America
Ownership held by Group												100.00%	100.00%
Ambipar Response Texas, LLC [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												United States of America
Ownership held by Group												100.00%	100.00%
Ambipa Response Alabama, LLC [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												United States of America
Ownership held by Group												100.00%	100.00%
Ambipar Response Florida, LLC [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												United States of America
Ownership held by Group												100.00%	100.00%
Ambipar Response Colorado, Inc [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												United States of America
Ownership held by Group												100.00%	100.00%
Ambipar Response EMS, Inc [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												United States of America
Ownership held by Group												100.00%	100.00%
Ambipar Response Northwest, Inc. [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												United States of America
Ownership held by Group												100.00%	100.00%
Ambipar Response PERS, LLC [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												United States of America
Ownership held by Group												100.00%	100.00%
Ambipar Response Training Center ARTC, Inc [Member] | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												United States of America
Ownership held by Group												100.00%	100.00%
Witt O'Briens LLC | Ambipar Holding USA [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												United States of America
Ownership held by Group												100.00%	100.00%
Witt O'Brien's Payroll Management LLC | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation												Delaware
Ownership held by Group												100.00%	100.00%
O'Brien's Response Management, L.L.C. | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation												Delaware
Ownership held by Group												100.00%	100.00%
Witt O'Brien's Insurance Services, LLC | O'Brien's Response Management, L.L.C.
Disclosure of detailed information about business combination [line items]
Country of incorporation												New Jersey
Ownership held by Group												100.00%	100.00%
Witt O'Brien's USVI, LLC | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation												U.S. Virgin Islands
Ownership held by Group												100.00%	100.00%
Witt O’Brien’s PR LLC [Member] | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation												Puerto Rico
Ownership held by Group												100.00%	100.00%
Strategic Crisis Advisors LLC | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation												Georgia
Ownership held by Group												100.00%	100.00%
Navigate Communications Pte. Ltd. | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation												Singapore
Ownership held by Group												100.00%	100.00%
Navigate Response (Asia) Pte. Ltd. | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation												Singapore
Ownership held by Group												100.00%	100.00%
Navigate PR Limited | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation												England and Wales
Ownership held by Group												100.00%	100.00%
Navigate Response Limited | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation												England and Wales
Ownership held by Group												100.00%	100.00%
O'Brien's do Brasil Consultoria em Emergncias e Meio Ambiente S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group						50.00%
O'Brien's do Brasil Consultoria em Emergncias e Meio Ambiente S.A. | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group						100.00%							100.00%
Witt Associates do Brasil Consultoria Ltda. | Witt O'Briens LLC
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group													50.00%
Ownership held by NCI													50.00%
Ambipar Holdings UK Limited | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												United Kingdom
Ownership held by Group												100.00%	100.00%
Groco 404 Limited | Ambipar Holdings UK Limited
Disclosure of detailed information about business combination [line items]
Country of incorporation												United Kingdom
Ownership held by Group												100.00%	100.00%
Ambipar Site Service Limited [Member] | Groco 404 Limited
Disclosure of detailed information about business combination [line items]
Country of incorporation												United Kingdom
Ownership held by Group												100.00%	100.00%
Ambipar Holding Ireland Limited | Ambipar Holdings UK Limited
Disclosure of detailed information about business combination [line items]
Country of incorporation												Ireland
Ownership held by Group												100.00%	100.00%
Ambipar Response Ireland Limited [Member] | Ambipar Holding Ireland
Disclosure of detailed information about business combination [line items]
Country of incorporation												Ireland
Ownership held by Group												100.00%	100.00%
Ambipar Howells Consultancy Limited | Ambipar Response Limited (Reino Unido) [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												United Kingdom
Ownership held by Group												100.00%	100.00%
Ambipar Response Limited (Reino Unido) [Member] | Ambipar Holdings UK Limited
Disclosure of detailed information about business combination [line items]
Country of incorporation												United Kingdom
Ownership held by Group												100.00%	100.00%
Ambipar Response Limited (Irlanda) [Member] | Ambipar Response Limited (Reino Unido) [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												Ireland
Ownership held by Group												100.00%	100.00%
Ambipar Holding Canad, INC | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Canadá
Ownership held by Group												100.00%	100.00%
Ambipar Response Industrial Services Inc | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Country of incorporation												Canadá
Ownership held by Group												70.00%
Ownership held by NCI												30.00%
Orion Environmental Services Ltd. (OES) [Member] | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Country of incorporation												Canadá
Ownership held by Group												70.00%	100.00%
Ownership held by NCI												30.00%
Orion Tank Solutions Ltd. (OTS) [Member] | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Country of incorporation												Canadá
Ownership held by Group												70.00%	100.00%
Ownership held by NCI												30.00%
Ambipar Response Industrial Services E Inc. [Member] | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Country of incorporation												Canadá
Ownership held by Group												70.00%	100.00%
Ownership held by NCI												30.00%
Ambipar Response Industrial Services L Inc. [Member] | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Country of incorporation												Canadá
Ownership held by Group												70.00%	100.00%
Ownership held by NCI												30.00%
Ambipar Response Industrial Services G Inc. [Member] | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Country of incorporation												Canadá
Ownership held by Group												70.00%	100.00%
Ownership held by NCI												30.00%
1653395 Alberta Ltd ("165 AB") | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Country of incorporation												Canadá
Ownership held by Group												70.00%
Ownership held by NCI												30.00%
Bulldog Energy Group [Member] | 1653395 Alberta Ltd ("165 AB")
Disclosure of detailed information about business combination [line items]
Country of incorporation												Canadá
Ownership held by Group												70.00%
Ownership held by NCI												30.00%
Ambipar Reponse Emergency Services Canada F Inc [Member] | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Country of incorporation												Canadá
Ownership held by Group												100.00%	100.00%
Ridgeline Canada Inc | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Country of incorporation												Canadá
Ownership held by Group												100.00%	100.00%
DFA Contracting Ltd | Ambipar Holding Canada
Disclosure of detailed information about business combination [line items]
Country of incorporation												Canadá
Ownership held by Group				100.00%								100.00%
JM Serviços Integrados SA [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												70.00%	70.00%
Ownership held by NCI												30.00%	30.00%
JM Serviços e Locações S.A. [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												70.00%	70.00%
Ownership held by NCI												30.00%	30.00%
Lacerda & Lacerda Servios de Transportes e Emergncias Ambientais Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group											70.00%	100.00%	70.00%
Ownership held by NCI													30.00%
Lacerda & Lacerda Servios de Transportes e Emergncias Ambientais Ltda | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Ownership held by NCI									30.00%
Desentupidora Belo Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group													70.00%
Ownership held by NCI												100.00%	30.00%
Desentupidora Belo Ltda | Ambipar Response Industrial Services Inc
Disclosure of detailed information about business combination [line items]
Ownership held by Group									70.00%
Ambipar Response Gs Ltda. | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												100.00%	100.00%
Ambipar Response Dracares Apoio Marítimo e Portuário S.A. [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												51.00%	51.00%
Ownership held by NCI												49.00%	49.00%
Ambipar Response Marine S.A. | Ambipar Response Dracares Apoio Marítimo e Portuário S.A. [Member]
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												40.80%
Ownership held by NCI												59.20%
Ambipar Response Maritime Services PDA S.A. | Ambipar Response Marine S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												24.48%
Ownership held by NCI												75.52%
Ambipar Flyone Serviço Aéreo Especializado, Comércio e Serviço S.A. [Member] | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												51.00%	51.00%
Ownership held by NCI												49.00%	49.00%
RG Response S.A. | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												51.00%	51.00%
Ownership held by NCI												49.00%	49.00%
RG Consultoria Tcnica Ambiental Brasil Ltda | RG Response S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												51.00%	51.00%
Ownership held by NCI												49.00%	49.00%
Ambipar Response Espírito Santo S.A. | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												70.00%	70.00%
Ownership held by NCI												30.00%	30.00%
Ambipar Response Environmental Services Ltda [Member] | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												70.00%	70.00%
Ownership held by NCI												30.00%	30.00%
Ambipar Response Orbitgeo Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												70.00%	70.00%
Ownership held by NCI												30.00%	30.00%
Ambipar Response OGTEC Facilities Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												70.00%	70.00%
Ownership held by NCI												30.00%	30.00%
Ambipar Response Wastewater Control Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												70.00%	70.00%
Ownership held by NCI												30.00%	30.00%
Ambipar Response Geoweb Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												70.00%	70.00%
Ownership held by NCI												30.00%	30.00%
Ambipar Response Geocincias Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												38.50%	38.50%
Ownership held by NCI												61.50%	61.50%
Ambipar Response Analytical S/A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group												70.00%
Ambipar Response Analytical S/A. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group								51.00%				35.70%
Ownership held by NCI												64.30%
Ambipar Response Fauna e Flora Ltda. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group							100.00%					70.00%
Ownership held by NCI												30.00%
Ambipar Response Environmental Consulting Offshore S.A. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group					60.00%							42.00%
Ownership held by NCI												58.00%
Ambipar Response Remediation S.A. | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group		51.00%										35.70%
Ownership held by NCI												64.30%
Ambipar Response Remediation S.A. | Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group		100.00%
Ambipar Response Remediation Ltda | Ambipar Response Espírito Santo S.A.
Disclosure of detailed information about business combination [line items]
Ownership held by Group		70.00%
Ambipar Response Remediation Ltda | Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group		100.00%										35.70%
Ownership held by NCI												64.30%
RMC2 Soluções Ambientais Ltda | Ambipar Response Remediation S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												17.85%
Ownership held by NCI												82.15%
RMC2 Soluções Ambientais Ltda | Ambipar Response Remediation Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group		17.85%
Fnix Emergncias Ambientais Ltda. | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												100.00%	100.00%
APW Ambiental e Transporte Ltda. | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												100.00%	100.00%
C-Tank
Disclosure of detailed information about business combination [line items]
Ownership held by Group			51.00%		51.00%							51.00%
C-Tank | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group			51.00%									51.00%
Ownership held by NCI												49.00%
Ambipar C-Safety Comércio, Indústria e Serviços Ltda | C-Tank
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group			100.00%									51.00%
Ownership held by NCI												49.00%
Ambipar Response Industrial Services S.A. | C-Tank
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												26.01%
Ownership held by NCI												73.99%
Unidroid Robotica Do Brasil Ltda | C-Tank
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group	51.00%											26.01%
Ownership held by NCI												73.99%
Smr Socorro Médico E Resgate Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group		70.00%
Smr Socorro Médico E Resgate Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												70.00%
Ownership held by NCI												30.00%
SSRM Saude Ocupacional Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group		70.00%
SSRM Saude Ocupacional Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												70.00%
Ownership held by NCI												30.00%
SSR Serviços de Segurança e Resgate Ltda
Disclosure of detailed information about business combination [line items]
Ownership held by Group		70.00%
SSR Serviços de Segurança e Resgate Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group												70.00%
Ownership held by NCI												30.00%
Atmo Hazmat Ltda | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group													100.00%
Ambipar Atendimento Mdico Hospitalar Ltda. | Emergência Participações
Disclosure of detailed information about business combination [line items]
Country of incorporation												Brazil
Ownership held by Group										55.00%			100.00%